Financial Instruments - Reconciliation of Changes in the Fair Value of Cenovus's Risk Management Assets and Liabilities (Detail) $ in Millions	6 Months Ended
Jun. 30, 2022 CAD ($)
Disclosure of detailed information about financial instruments [abstract]
Fair Value of Contracts, Beginning of Year	$ (68)
Change in Fair Value of Contracts in Place at Beginning of Year	(11)
Change in Fair Value of Contracts Entered Into During the Period	(1,557)
Fair Value of Contracts Realized During the Period	1,638
Unrealized Foreign Exchange Gain (Loss) on U.S. Dollar Contracts	(1)
Fair Value of Contracts, End of Period	$ 1